Share-Based Payments	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

NOTE 18— SHARE-BASED PAYMENTS

(a) Amended and Restated 2009 Stock Incentive Plan

Share- based compensation expense for restricted stock units under the Company’s Amended and Restated 2009 Stock Incentive Plan (the “Plan”) was$14,830, $11,626 and $5,829 for the years ended December 31, 2020, 2019 and 2018, respectively. During the year ended December 31, 2020, in connection with employee stock incentive plans the Company granted 465,711 restricted stock units with a total grant date fair value of $8,818.

The restricted stock units generally vest over a period of one to three years based on continued service. Performance based restricted stock units generally vest based on both the employee’s continued service and the Company’s common stock price, as defined in the grant, achieving a set threshold during the three-year period following the grant.  In determining the fair value of restricted stock units on the grant date, the fair value is adjusted for (a) estimated forfeitures, (b) expected dividends based on historical patterns and the Company’s anticipated dividend payments over the expected holding period and (c) the risk-free interest rate based on U.S. Treasuries for a maturity matching the expected holding period.

As of December 31, 2020, the expected remaining unrecognized share-based compensation expense of $11,156 will be expensed over a weighted average period of 1.9 years.

A summary of equity incentive award activity for the years ended December 31, 2020 and 2019 was as follows:

		Weighted
		Average
	Shares	Fair Value
Nonvested at December 31, 2018	896,817	$16.94
Granted	1,857,328	10.86
Vested	(480,388)	15.02
Forfeited	(9,769)	18.94
Nonvested at December 31, 2019	2,263,988	$12.35
Granted	465,711	18.93
Vested	(1,730,734)	10.88
Forfeited	(171,743)	11.47
Nonvested at December 31, 2020	827,222	$19.29

The per-share weighted average grant-date fair value of restricted stock units granted during the years ended December 31, 2020 and 2019 was $18.93 and $10.86, respectively. During the year ended December 31, 2020, the total fair value of shares vested was $18,831, which included $11,236 in performance based restricted stock units which fully vested in December 2020. The total fair value of shares vested during the year ended December 31, 2019 was $7,215.

On February 17, 2021, 1,105,000 performance based restricted stock units were granted to certain executive and managers with a grant date fair value of $36,553.

(b) Amended and Restated FBR & Co. 2006 Long-Term Stock Incentive Plan

In connection with the acquisition of FBR & Co. on June 1, 2017, the equity awards previously granted or available for issuance under the FBR & Co. 2006 Long-Term Stock Incentive Plan (the “FBR Stock Plan”) may be issued under the Plan. During the year ended December 31, 2020, the Company granted restricted stock units representing 142,029 shares of common stock with a total grant date fair value of $2,603 under the FBR Stock Plan. The share-based compensation expense in connection with the FBR Stock Plan restricted stock awards was $3,381, $3,969 and $7,081 during the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, the expected remaining unrecognized share-based compensation expense of $3,686will be expensed over a weighted average period of 1.8 years.

A summary of equity incentive award activity for the years ended December 31, 2020 and 2019 was as follows:

		Weighted
		Average
	Shares	Fair Value
Nonvested at December 31, 2018	689,430	$17.64
Granted	131,216	19.17
Vested	(224,086)	17.61
Forfeited	(111,527)	16.50
Nonvested at December 31, 2019	485,033	$18.33
Granted	142,029	18.33
Vested	(310,867)	17.37
Forfeited	(26,075)	19.21
Nonvested at December 31, 2020	290,120	$19.33

The per-share weighted average grant-date fair value of restricted stock units granted during the years ended December 31, 2020 and 2019 was $18.33 and $19.17, respectively. The total fair value of shares vested during the years ended December 31, 2020 and 2019 was $5,400 and $3,947, respectively.